INCOME TAXES - Schedule of Reconciliation Between the Effective Income Tax Rate and the PRC Statutory Income Tax Rate (Details)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
INCOME TAXES
PRC statutory tax	25.00%	25.00%
Effect of non-deductible expenses	(14.60%)	(30.30%)
Effect of non-taxable income	(6.90%)	3.70%
Others	147.90%	(23.40%)
Effective tax rate	151.40%	(25.00%)